Consolidated Statement of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities:
Consolidated Net Profit / (Loss)	€ 97,890,576	€ (103,014,058)	€ (56,172,121)
Impairments of Assets	16,480,272	2,317,489	24,033,479
Depreciation and Amortization of Tangible and Intangible Assets and of Right-of-Use Assets	8,329,559	6,245,162	3,750,259
Net (Gain) / Loss of Financial Assets at Fair Value through Profit or Loss	13,401,584	(752,257)	79,330
Net (Gain) / Loss of Financial Assets at Amortized Cost	8,378,845	705,952	0
(Income) from Reversals of Impairments / Impairments on Financial Assets	702,000	(872,000)	1,035,000
Net (Gain) / Loss on Derivative Financial Instruments	4,252,171	(1,261,618)	121,717
Non Cash Effective Net Change in Financial Assets / Liabilities from Collaborations	(36,551,618)	0	0
Non Cash Effective Change of Financial Liabilities at Amortized Cost	2,453,561	0	0
(Income) from Reversals of Impairments on Inventories	(13,270,968)	0	0
Gain from Deconsolidation of Subsidiaries	(379,173)	0	0
Net (Gain) / Loss on Sale of Property, Plant and Equipment	0	(21,408)	(24,093)
Non-cash Income from Recognition of previously unrecognized Intangible Assets	0	0	(350,000)
Recognition of Contract Liability	(12,500,264)	(5,335,977)	(1,993,763)
Share-based Payment	8,955,307	6,654,470	5,584,969
Income Tax Benefit	(75,398,566)	(3,506,419)	(4,304,674)
Accounts Receivable	(69,619,751)	2,667,232	(6,610,625)
Inventories, Prepaid Expenses and Other Assets, Tax Receivables and Other Receivables	(8,485,396)	(4,422,409)	545,816
Accounts Payable and Accruals, Lease Liabilities, Tax Liabilities and Other Provisions	77,505,284	13,202,429	1,890,046
Other Liabilities	0	316,288	(2,718,825)
Contract Liability	13,430,268	6,069,450	2,386,009
Income Taxes Paid	(303,974)	(62,560)	(33,837)
Changes in Operating Assets and Liabilities:
Net Cash Provided by / (Used in) Operating Activities	35,269,717	(81,070,234)	(32,781,313)
Investing Activities:
Cash Payments to Acquire Financial Assets at Fair Value through Profit or Loss	(495,970,604)	(28,305,339)	(84,511,324)
Cash Receipts from Sales of Financial Assets at Fair Value through Profit or Loss	214,209,301	53,159,814	126,388,925
Cash Payments to Acquire Other Financial Assets at Amortized Cost	(1,249,729,925)	(246,461,961)	(366,810,000)
Cash Receipts from Sales of Other Financial Assets at Amortized Cost	686,568,082	318,720,000	149,980,211
Cash Receipts from (+) / Cash Payments for (-) Derivative Financial Instruments	(3,855,905)	931,595	(488,201)
Cash Payments to Acquire Property, Plant and Equipment	(4,455,323)	(3,103,330)	(1,820,749)
Cash Receipts from Sales of Property, Plant and Equipment	0	20,469	28,444
Cash Payments to Acquire Intangible Assets	(44,881,207)	(562,314)	(644,575)
Cash Payments for Acquisitions of Shares at Fair Value through Other Comprehensive Income	0	(15,004,996)	(9,458)
Cash Receipts from Sales of Shares at Fair Value through Other Comprehensive Income	14,804,287	0
Cash Receipts from Sales of Subsidiaries	2,477,760	0	0
Interest Received	1,210,668	90,156	136,124
Net Cash Provided by / (Used in) Investing Activities	(879,622,866)	79,484,094	(177,750,603)
Financing Activities:
Cash Proceeds from Issuing Shares	80,598,468	0	193,613,868
Cash Payments for Costs from Issuing Shares	(100,370)	0	(15,038,362)
Cash Proceeds in Connection with Convertible Bonds Granted to Related Parties	773,300	3,714,361	1,020,849
Cash Receipts from Financing from Collaborations	510,186,974	0	0
Cash Proceeds from Issuing Convertible Bonds	319,946,211	0	0
Cash Payments for Principal Elements of Lease Payments	(3,918,000)	(2,349,801)	0
Interest Paid	(1,431,487)	(1,011,321)	(134,269)
Net Cash Provided by / (Used in) Financing Activities	907,186,124	353,239	179,462,086
Effect of Exchange Rate Differences on Cash	3,397,655	87,115	(59,463)
Increase / (Decrease) in Cash and Cash Equivalents	66,230,630	(1,145,786)	(31,129,293)
Disposal of Cash and Cash Equivalents due to Deconsolidation of Subsidiaries	(750,000)	0	0
Cash and Cash Equivalents at the Beginning of the Period	44,314,050	45,459,836	76,589,129
Cash and Cash Equivalents at the End of the Period	€ 109,794,680	€ 44,314,050	€ 45,459,836